Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013 Operating_Location	Mar. 31, 2012	Mar. 31, 2011
Summary Of Significant Accounting Policies (Additional Textual) [Abstract]
Trading securities	$ 0	$ 0
Minimum period of repayment of accrual loan	6 months
Impairment of Federal Home Loan Bank of New York stock	0	0
Unrecognized income tax benefits during the period	0	0	0
Incremental shares related to outstanding options included in calculation of diluted EPS	83,853	17,808	6,705
Antidilutive shares excluded from calculation of diluted EPS	0	0	1,339,044
Number of Operating Locations	12
Unrecognized tax benefits, Interest and penalty Expenses	0	0	0
Prior Period Reclassification Impact	$ 0
State and Local Jurisdiction [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Tax year One subject to Examination	Dec. 31, 2012
Tax year Two subject to Examination	Dec. 31, 2011
Tax year Three subject to Examination	Dec. 31, 2010
Tax year Four subject to Examination	Dec. 31, 2009
Domestic Country [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Tax year One subject to Examination	Dec. 31, 2012
Tax year Two subject to Examination	Dec. 31, 2011
Tax year Three subject to Examination	Dec. 31, 2010